Reverse recapitalization (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of Interim statements of cash flows and changes

(SEK in thousand)	Amount
Cash held in Trust Account, net of interim redemptions	1,768,521
Add: Other Cash transfer received per Legato III closing balance sheet	1,527
Less: Shareholder redemptions at Closing	(1,737,642)
Less: Payment of deferred underwriting commissions	(19,382)
Less: Transaction costs and professional fees paid at Closing (a)	(4,445)
Proceeds from Reverse Recapitalization, net	8,579

Less: Legato III Public and Private Warrant liabilities assumed	(270,886)
Less: Accrued liabilities for Legato III’s unpaid transaction related costs assumed	(11,779)
Less: Notes payable liability assumed	(4,775)
Add: Listing expense (IFRS 2 charge)	636,267
Issuance of shares in Reverse Recapitalization, net	357,406

Schedule of reverse recapitalization impact

The following table displays the reconciliation of the total market capitalization attributable to Legato III shareholders and the reverse recapitalization impact to share premium as of June 9, 2026 and the calculation of the listing expense recognized for the six months ended June 30, 2026:

Description	Amount
Fair value of Einride (negotiated equity value per the amended BCA) on Closing Date in USD	1,350,000,000
USD/SEK exchange rate at the Closing Date	9.4234
Fair value of Einride in TSEK	12,721,590
Legato III shareholders’ ownership interest in the combined company at Closing	2.81%
Deemed fair value of shares issued to Legato III shareholders in TSEK	357,406
Less: Net assets of Legato III:
Cash and cash equivalents (Trust, net of redemptions) in TSEK	8,579
Less: Notes payable liability assumed in TSEK	(4,775)
Less: Accrued liabilities for Legato III’s unpaid transaction related costs assumed in TSEK	(11,779)
Less: Legato III Public and Private Warrant liabilities assumed in TSEK (a)	(270,886)
Total net assets of Legato III as of the Closing Date in TSEK	(278,861)
Listing expense in TSEK (b)	636,267

(a)	Represents the fair market value as of the Closing Date of certain warrants over the Company shares (“SPAC warrants”) issued by Einride to replace Public and Private Warrant previously issued by Legato III. The new warrants have the same terms and conditions as the warrants issued by Legato. As the terms of the Legato III’s Public Warrants and Private Placement Warrants are substantially the same before and after the completion of the Reverse Recapitalization, the Warrants are not deemed to be additional consideration under IFRS 2 but rather the Legato III Public Warrants and Private Placement Warrants were assumed as part of the Reverse Recapitalization. The assumed warrant liabilities are deducted from the net assets of Legato III in determining the IFRS 2 listing expense, which increases the listing expense amount.

(b)	The listing expense of SEK 636,267 thousand has been recognized in the condensed consolidated interim statement of comprehensive loss as part of general and administrative expenses within operating loss, separate from financial income/expense items. The listing expense recognized is a non-cash charge.

The following table displays the reconciliation of the total market capitalization attributable to Legato III stockholders and the reverse recapitalization impact to share premium for the six months ended June 30, 2026:

Description	Amount
(SEK in thousand)
Deemed fair value of shares issued to Legato III shareholders	357,406
Less: Ordinary shares issued (par value of shares issued)	(16)
Additional share premium from Reverse Recapitalization, net	357,390